UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


FORM N-CSR


CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES


Investment Company Act file number 811-5011

Name of Fund:  CMA New York Municipal Money Fund
               CMA Multi-State Municipal Series Trust

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service: Terry K. Glenn, President, CMA New York Municipal Money Fund of CMA Multi-State Municipal
Series Trust, 800 Scudders Mill Road, Plainsboro, NJ,  08536.
Mailing address:  P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 03/31/04

Date of reporting period: 04/01/03 - 03/31/04

Item 1 - Report to Stockholders



(BULL LOGO)
Merrill Lynch Investment Managers


www.mlim.ml.com


CMA New York
Municipal Money Fund


Annual Report
March 31, 2004



This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-MER-FUND (1-800-637-3863); (2) on www.mutualfunds.ml.com;
and (3) on the Securities and Exchange Commission's website at http://www.sec.gov.



CMA New York Municipal Money Fund
of CMA Multi-State Municipal Series Trust
Box 9011
Princeton, NJ
08543-9011



(GO PAPERLESS LOGO)
It's Fast, Convenient, & Timely!
To sign up today, go to www.icsdelivery.com/live.



CMA New York Municipal Money Fund


Important Tax Information (unaudited)


All of the net investment income distributions paid by CMA New York Municipal Money Fund during the taxable year ended March 31, 2004 qualify as tax-exempt interest dividends for Federal income tax purposes.

Additionally, the following table summarizes the taxable per share distribution paid by the Fund during the year:


Record          Payable        Ordinary        Long-Term
Date              Date          Income       Capital Gains

12/31/2003     12/31/2003     $0.000016        $0.000005


Please retain this information for your records.



Electronic Delivery


The Fund offers electronic delivery of communications to its shareholders. In order to receive this service, you must register your account and provide us with e-mail information.
To sign up for this service, simply access this website http://www.icsdelivery.com/live and follow the instructions.
When you visit this site, you will obtain a personal identification number (PIN). You will need this PIN should you wish to update your e-mail address, choose to discontinue this service and/or make any other changes to the service. This service is not available for certain retirement accounts at this time.



CMA NEW YORK MUNICIPAL MONEY FUND, MARCH 31, 2004



A Letter From the President


Dear Shareholder

Index returns during the most recent six-month and 12-month reporting periods indicate that fixed income markets - both taxable and tax-exempt - continued to reward those investors who were willing to accept greater risk. The high yield market, as measured by the Credit Suisse First Boston High Yield Index, provided a six-month return of +8.65% and a 12-month return of +22.86% as of March 31, 2004. By comparison, the Lehman Brothers Aggregate Bond Index returned +2.98% and +5.40% and the Lehman Brothers Municipal Bond Index returned +3.12% and +5.86% for the six-month and 12-month periods ended March 31, 2004, respectively.

As of March month-end, the Federal Reserve Board maintained its accommodative policy stance, pledging "patience" in raising interest rates. As a result, short-term interest rates remained at historic lows and kept the short end of the yield curve relatively flat, making it increasingly difficult to find attractive income opportunities. Market watchers continue to monitor the economic data and Federal Reserve Board language for indications of interest rate direction. Having said that, if the economy continues to grow at its recent pace, many believe it is just a matter of time before interest rates move upward.

Equity markets, in the meantime, continued to provide attractive returns. For the six-month and 12-month periods ended March 31, 2004, the Standard & Poor's 500 Index returned +14.08% and
+35.12%, respectively. Much of the boost came from improving economic conditions throughout the past year. Significant fiscal and monetary stimulus, including the low interest rates and tax cuts, has opened the door to consumer spending, capital spending, increases in exports and long-awaited job growth. As expected, these positive developments have led the way to improvements in corporate earnings - a positive for stock markets.

The events and efforts of the past year leave us with a much stronger economy today. With all of this in mind, we believe it is time for investors to consider what can go right in 2004. We encourage you to revisit your portfolio and your asset allocation strategy to ensure you are well positioned to take advantage of the opportunities that lie ahead. Your financial advisor can help you develop a strategy designed to perform through all types of market and economic cycles.

We thank you for trusting Merrill Lynch Investment Managers with your investment assets, and we look forward to serving you in the months and years ahead.



Sincerely,



(Terry K. Glenn)
Terry K. Glenn
President and Trustee



CMA NEW YORK MUNICIPAL MONEY FUND, MARCH 31, 2004



A Discussion With Your Fund's Portfolio Manager


With interest rates generally declining and expected to remain low for some time, fixed rate notes offered somewhat higher yields than variable rate products, and this is where we focused our investment.


How did the Fund perform during the fiscal year in light of the existing market conditions?

For the 12-month period ended March 31, 2004, CMA New York Municipal Money Fund paid shareholders a net annualized yield of .49%.* As of March 31, 2004, the Fund's seven-day yield was .46%.

The Fund's approximately 28% stake in fixed rate bonds and notes benefited performance, as these securities tended to outperform as interest rates continued to move lower. Short-term notes, in particular, have been one of the few areas of the New York short-term market where we captured some yield advantage versus shorter-term commercial paper and variable rate demand notes.

Throughout the period, an accommodative Federal Reserve Board continued to maintain interest rates near historically low levels. The last in a series of interest rate cuts came in June 2003, as the Federal Reserve Board looked to stimulate economic growth and ward off the potential for deflation. Although economic growth began to accelerate later in the year, concerns over weak job growth persisted in the market. Investors tried to anticipate when the Federal Reserve Board would restore interest rates to more neutral levels. The constant interest rate analysis translated into widespread volatility, which created opportunities in the fixed income markets.


Describe conditions in the State of New York during the period.

Economic conditions in New York continued to improve throughout the past 12 months. The financial services and banking industries staged a solid rebound, while the real estate market continued to be quite strong. New York's long-challenged manufacturing sector also seemed close to stabilization. The rebuilding process in Lower Manhattan appears close to getting underway, a positive for New York City and State. Finally, retail sales continued to be solid around the state. Notwithstanding the positive news, the state must contend with large budget gaps that are projected for the next couple of fiscal years.


*Based on a constant investment throughout the period, with dividends compounded daily, and reflecting a net return to the investor after all expenses.


What changes were made to the portfolio during the period?

With a relatively stable short-term municipal yield curve and a Federal Reserve Board that seemed content to maintain interest rates at historically low levels, we had little incentive to shift our strategy during the past year. Our primary focus throughout the period was on the continuous purchase of fixed rate notes and bonds. With short-term interest rates in a holding pattern, we felt that the longer-term fixed-coupon securities would outperform the shorter-term variable rate demand products. This theory proved correct. For the 12-month period ended March 31, 2004, the average yield on the one-year note, as measured by the Bond Buyer One-Year Note Index, was 1.08%. This compared to an average yield of 1.00% for seven-day variable rate products, as measured by the BMA Municipal Swap Index. The Fund's average portfolio maturity for the most of the year remained in the 50-day - 70-day range.

In an effort to capture the most attractive yield for our shareholders, we reduced the Fund's holdings of tax-exempt commercial paper, which underperformed both variable rate demand notes and fixed rate notes during the past year.


How would you characterize the portfolio's position at the close of the period?

At period end, the Fund's average portfolio maturity stood at 47 days. We expect limited issuance of New York notes until May - June of this year. For this reason, as securities mature from the portfolio, we expect to reinvest the proceeds in variable rate demand notes to take advantage of the historically higher yields available on these products during tax season. As issuance of New York fixed rate notes begins in earnest in mid-May, we will monitor economic conditions and the interest rate outlook to determine our level of involvement.

We believe any significant improvement in the nation's employment picture could cause the Federal Reserve Board to rethink its current policy stance. We remain cognizant of this and stand ready to adjust our investment strategy as appropriate.


Edward J. Andrews
Vice President and Portfolio Manager

April 13, 2004



CMA NEW YORK MUNICIPAL MONEY FUND, MARCH 31, 2004


Schedule of Investments                                                                                      (In Thousands)

               Face
               Amount     Municipal Bonds                                                                           Value
New York--99.2%

               $23,340    ABN Amro Munitops Certificates Trust, Revenue Refunding Bonds, VRDN,
                          Series 2002-10, 1.06% due 11/15/2010 (d)(f)                                            $   23,340

                17,256    Albany, New York, City School District, GO, BAN, 1.50% due 6/30/2004                       17,277

                 3,112    Albany, New York, GO, BAN, 1.75% due 6/10/2004                                              3,116

                 2,500    Albany, New York, IDA, IDR, Refunding (Albany Ventures Inc. Project), VRDN,
                          1.10% due 12/29/2010 (f)                                                                    2,500

                 5,000    Amityville, New York, Union Free School District, GO, TAN, 1.75% due 6/29/2004              5,007

                12,200    Averill Park, New York, Central School District, GO, BAN, 1.50% due 7/15/2004              12,217

                 3,000    Big Flats, New York, GO, BAN, 2% due 12/02/2004                                             3,015

                 8,873    Binghamton, New York, GO, Refunding, BAN, 2% due 9/24/2004                                  8,911

                10,000    Brocton, New York, Central School District, GO, BAN, 2% due 12/17/2004                     10,054

                   260    Brookhaven, New York, GO, Public Improvement, Series B, 4% due 10/01/2004 (b)                 264

                17,720    Broome County, New York, GO, Refunding, BAN, 2% due 4/23/2004                              17,729

                 4,000    Carthage, New York, Central School District, GO, RAN, 1.75% due 6/25/2004                   4,006

                 2,610    Cattaraugus County, New York, Development Agency, IDR (Gowanda Electronics
                          Corporation), VRDN, AMT, Series A, 1.20% due 9/01/2021 (f)                                  2,610

                 3,708    Chautauqua County, New York, GO, Refunding, BAN, 1.75% due 8/06/2004                        3,717

                18,744    Cheektowaga, New York, Central School District, GO, BAN, 2% due 6/03/2004                  18,776

                 4,083    Clayton New York, BAN, 1.50% due 10/08/2004                                                 4,093

                10,000    Commack, New York, Union Free School District, GO, BAN, 2% due 11/19/2004                  10,049

                 2,625    Cornwall, New York, Central School District, GO, BAN, 2% due 6/03/2004                      2,630

                 3,500    Dutchess County, New York, IDA, Civic Facility Revenue Bonds (Trinity-Pawling School
                          Corporation), VRDN, 1.02% due 10/01/2032 (f)                                                3,500

                 5,000    Eagle Tax-Exempt Trust, Metropolitan Transportation Authority, New York, Revenue
                          Bonds, VRDN, Series 2003-0051, Class A, 1.05% due 11/15/2032 (b)(f)                         5,000

                29,700    Eagle Tax-Exempt Trust, New York State Electric and Gas, VRDN, Series 943202, 1.05%
                          due 4/01/2034 (d)(f)                                                                       29,700

                          Eagle Tax-Exempt Trust, New York State Local Government, VRDN (f):
                10,145        Series 2001-323, 1.05% due 4/01/2015                                                   10,145
                29,700        Series 943201, 1.05% due 4/01/2034                                                     29,700
                24,500        Series 983201, 1.05% due 4/01/2017                                                     24,500

                 7,730    Eagle Tax-Exempt Trust, Revenue Refunding Bonds, VRDN, Series 2002-6003, Class A,
                          1.05% due 11/15/2032 (d)(f)                                                                 7,730

                          Eagle Tax-Exempt Trust, Triborough Bridge and Tunnel Authority, VRDN (f):
                 6,000        Revenue Bonds, Series 2003-0004, Class A, 1.05% due 11/15/2032 (b)                      6,000
                 5,200        Series 96C, 1.05% due 1/01/2005                                                         5,200

                 5,600    East Moriches, New York, Union Free School District, GO, TAN, 1.50% due 6/24/2004           5,607

                13,800    East Syracuse-Minoa, New York, Central School District, GO, BAN, 2% due 5/07/2004          13,812

                 1,340    Eastchester, New York, BAN, 2% due 9/09/2004                                                1,345

                 3,010    Edgemont, New York, Greenburgh Union Free School District, GO, Refunding, BAN, 1.50%
                          due 8/20/2004                                                                               3,015


Portfolio Abbreviations for CMA New York Municipal Money Fund


AMT        Alternative Minimum Tax (subject to)
BAN        Bond Anticipation Notes
CP         Commercial Paper
FLOATS     Floating Rate Securities
GO         General Obligation Bonds
HFA        Housing Finance Agency
IDA        Industrial Development Authority
IDR        Industrial Development Revenue Bonds
M/F        Multi-Family
MERLOTS    Municipal Extendible Receipt Liquidity Option Tender
           Securities
MSTR       Municipal Securities Trust Receipts
PUTTERS    Puttable Tax-Exempt Receipts
RAN        Revenue Anticipation Notes
ROCS       Reset Option Certificates
TAN        Tax Anticipation Notes
VRDN       Variable Rate Demand Notes



CMA NEW YORK MUNICIPAL MONEY FUND, MARCH 31, 2004


Schedule of Investments (continued)                                                                          (In Thousands)

               Face
               Amount     Municipal Bonds                                                                           Value
New York (continued)

               $ 1,500    Elwood, New York, Union Free School District, GO, TAN, Series 2003-2004, 1.50%
                          due 6/29/2004                                                                          $    1,502

                          Erie County, New York, IDA, Civic Facility Revenue Bonds, VRDN (f):
                 1,585        (Claddagh Commission Inc. Project), 1.10% due 12/01/2015                                1,585
                 4,055        Multi-Mode (Child and Family Services of Erie County), 1.10% due 6/01/2022              4,055

                 6,845    Fabius-Pompey, New York, Central School District, GO, BAN, 1.50% due 6/25/2004              6,852

                11,951    Fayetteville-Manlius, New York, Central School District, GO, BAN, 2% due 5/28/2004         11,969

                          Freeport, New York, GO, BAN:
                 4,000        (Power Project), Series A, 2% due 8/15/2004                                             4,011
                 3,000        Series C, 1.75% due 7/28/2004                                                           3,006

                 1,950    Granville, New York, Central School District, GO, BAN, 1.50% due 7/08/2004                  1,953

                 5,000    Great Neck, New York, Union Free School District, GO, TAN, 1.50% due 6/29/2004              5,006

                 2,700    Greece, New York, Central School District, GO, BAN, 1.75% due 6/18/2004                     2,703

                 2,655    Guilderland, New York, IDA, Civic Facility, Revenue Bonds (West Turnpike), VRDN,
                          Series A, 1.10% due 4/01/2020 (f)                                                           2,655

                 5,200    Herricks, New York, Union Free School District, BAN, 2% due 12/02/2004                      5,229

                15,000    Hilton, New York, Central School District, GO, BAN, 1.50% due 9/02/2004                    15,028

                 3,710    Honeoye Falls-Lima, New York, Central School District, GO, BAN, 2% due 9/23/2004            3,726

                16,000    Islip, New York, IDA, Industrial Revenue Bonds (Bayshore LLC Project), VRDN, AMT,
                          1.08% due 12/01/2029 (f)                                                                   16,000

                15,546    Ithaca City, New York, GO, BAN, 2% due 1/17/2005                                           15,644

                 2,850    Johnson City, New York, GO, BAN, 2% due 5/28/2004                                           2,854

                 6,061    Kenmore-Tonawanda, New York, Union Free School District, GO, BAN, Series A, 2% due
                          10/01/2004                                                                                  6,089

                 6,000    Kings Park, New York, Central School District, GO, TAN, 1.35% due 6/29/2004                 6,004

                12,850    Lackawanna, New York, City School District, BAN, 1.50% due 6/17/2004                       12,864

                 5,000    Levittown, New York, Union Free School District, TAN, 1.50% due 6/29/2004                   5,007

                13,812    Liverpool, New York, Central School District, GO, BAN, 2% due 4/02/2004                    13,813

                 7,750    Liverpool, New York, Central School District, GO, Refunding, RAN, 1.75% due 7/09/2004       7,764

                          Long Island Power Authority, New York, Electric System Revenue Bonds (f):
                29,965        FLOATS, Series 822-D, 1.07% due 9/01/2029 (g)                                          29,965
                25,000        VRDN, Sub-Series 3A, 1% due 5/01/2033                                                  25,000
                 2,000        VRDN, Sub-Series 7B, 1.03% due 4/01/2025 (e)                                            2,000

                20,876    Long Island Power Authority, New York, Electric System Revenue Refunding Bonds,
                          FLOATS, Series 339, 1.05% due 12/01/2026 (e)(f)                                            20,876

                 5,000    Malverne, New York, Union Free School District, GO, TAN, 1.50% due 6/29/2004                5,006

                10,000    Metropolitan Transportation Authority, New York, CP, 1% due 8/12/2004                      10,000

                          Metropolitan Transportation Authority, New York, Dedicated Tax Fund Revenue Refunding
                          Bonds (d)(f):
                11,362        FLOATS, Series 704, 1.05% due 11/15/2026                                               11,361
                22,700        VRDN, Series B, 1.01% due 11/01/2022                                                   22,700

                          Metropolitan Transportation Authority, New York, Revenue Bonds (f):
                20,000        FLOATS, Series 848-D, 1.07% due 11/15/2021 (b)                                         20,000
                 5,290        ROCS, Series II-R-4010, 1.05% due 11/15/2026 (d)                                        5,290

                          Metropolitan Transportation Authority, New York, Revenue Refunding Bonds (f):
                38,795        MERLOTS, Series A52, 1.05% due 11/15/2022 (b)                                          38,795
                 8,490        MERLOTS, Series B25, 1.05% due 11/15/2025 (b)                                           8,490
                 3,600        VRDN, Series D-2, 1% due 11/01/2032 (d)                                                 3,600

                 9,875    Metropolitan Transportation Authority, New York, Service Contract Revenue Bonds,
                          MERLOTS, Series A-43, 1.05% due 1/01/2010 (b)(f)                                            9,875

                 9,000    Miller Place, New York, Union Free School District, GO, TAN, 1.50% due 6/30/2004            9,011

                15,000    Monroe County, New York, GO, RAN, 1.75% due 4/15/2004                                      15,004

                 1,575    Monroe County, New York, IDA, Revenue Bonds (Coopervision Project), VRDN, 1.20%
                          due 1/01/2012 (f)                                                                           1,575


CMA NEW YORK MUNICIPAL MONEY FUND, MARCH 31, 2004


Schedule of Investments (continued)                                                                          (In Thousands)

               Face
               Amount     Municipal Bonds                                                                           Value
New York (continued)

               $ 5,000    Monroe County, New York, Public Improvement, GO, Refunding, BAN, 2.25% due
                          12/17/2004                                                                             $    5,034

                10,000    Mount Vernon, New York, City School District, GO, TAN, 2% due 7/26/2004                    10,027

                 1,325    Municipal Assistance Corporation for New York City, New York, Revenue Refunding
                          Bonds, Series E, 6% due 7/01/2004                                                           1,342

                 3,260    Nassau County, New York, GO, Refunding, Series F, 7% due 3/01/2005 (d)                      3,437

                 8,099    New Rochelle, New York, GO, BAN, 1.03% due 3/18/2005                                        8,099

                15,000    New York City, New York, CP, 1% due 6/08/2004                                              15,000

                          New York City, New York, City Housing Development Corporation, M/F Mortgage Revenue
                          Bonds, VRDN, Series A (f):
                 2,100        (Fountains at Spring Creek Project), AMT, 1.02% due 11/01/2033                          2,100
                10,000        (Gold Street Project), 1.02% due 1/01/2037                                             10,000
                 3,550        (Lafayette Project), AMT, 1.02% due 11/01/2033                                          3,550
                20,000        (West 48th Street Development), AMT, 1.01% due 1/15/2034 (c)                           20,000

                          New York City, New York, City Housing Development Corporation, M/F Rental Housing
                          Revenue Bonds, VRDN, Series A (f):
                18,700        (Armory Place LLC), AMT, 1.01% due 3/15/2033 (c)                                       18,700
                32,400        (Brittany Development), AMT, 1.02% due 6/15/2029 (c)                                   32,400
                27,400        (Lyric Development), AMT, 1.01% due 11/15/2031 (c)                                     27,400
                 3,700        (Monterey), 1% due 11/15/2019 (c)                                                       3,700
                47,300        (One Columbus Place Development), AMT, 1.01% due 11/15/2028 (c)                        47,300
                29,800        (Tribeca Towers), AMT, 1.05% due 11/15/2019 (c)                                        29,800
                48,600        (West 43rd Street Development), AMT, 1.01% due 4/15/2029 (c)                           48,600
                34,800        (West 89th Street Development), AMT, 1.05% due 11/15/2029                              34,800

                          New York City, New York, City IDA, Civic Facility Revenue Bonds, VRDN (f):
                 3,200        (Allen-Stevenson School Project), 1.05% due 12/01/2034                                  3,200
                 1,600        (Hewitt School Project), 1.05% due 12/01/2034                                           1,600

                 6,450    New York City, New York, City IDA, Civic Facility Revenue Refunding Bond (Brooklyn
                          Heights Montessori School Project), VRDN, 1.01% due 1/01/2027 (f)                           6,450

                 2,800    New York City, New York, City IDA, IDR (DXB Videotape Inc. Project), VRDN, AMT, 1.10%
                          due 6/30/2017 (f)                                                                           2,800

                 9,000    New York City, New York, City IDA, Special Facility Revenue Bond (Air Express
                          International Corporation Project), VRDN, AMT, 1.07% due 7/01/2024 (f)                      9,000

                29,000    New York City, New York, City Municipal Water Finance Authority, CP, 1.05% due
                          6/02/2004                                                                                  29,000

                29,100    New York City, New York, City Municipal Water Finance Authority, Water and Sewer
                          System Revenue Bonds, MSTR, VRDN, Series SGB-25, 1.05% due 6/15/2023 (e)(f)                29,100

                          New York City, New York, City Municipal Water Finance Authority, Water and Sewer
                          System Revenue Refunding Bonds, VRDN (f):
                51,530        MSTR, Series SGB-27, 1.05% due 6/15/2024 (d)                                           51,530
                35,200        Series F-2, 0.99% due 6/15/2033                                                        35,200

                          New York City, New York, City Transitional Finance Authority Revenue Bonds (f):
                14,900        FLOATS, Series 536, 1.05% due 5/01/2015 (e)                                            14,900
                 3,810        ROCS, Series II-R-2054, 1.07% due 2/01/2020 (e)                                         3,810
                34,300        VRDN, Sub-Series 2D, 1% due 11/01/2022                                                 34,300

                   110    New York City, New York, City Transitional Finance Authority Revenue Bonds, Future
                          Tax Secured, VRDN, Series A-1, 1% due 11/15/2022 (f)                                          110

                13,710    New York City, New York, City Transitional Finance Authority Revenue Bonds (New York
                          City Recovery), VRDN, Series 1, Sub-Series 1A, 1% due 11/01/2022 (f)                       13,710

                   345    New York City, New York, City Transitional Finance Authority, Revenue Refunding Bonds
                          (New York City Recovery), VRDN, Series 3, Sub-Series 3-B, 1.11% due 11/01/2022 (f)            345

                 4,325    New York City, New York, City Transitional Finance Authority, Special Tax Revenue
                          Refunding Bonds, VRDN, Series C, 1% due 2/01/2032 (f)                                       4,325

                 4,200    New York City, New York, FLOATS, Series L41J, 1.05% due 4/15/2004 (f)                       4,200


CMA NEW YORK MUNICIPAL MONEY FUND, MARCH 31, 2004


Schedule of Investments (continued)                                                                          (In Thousands)

               Face
               Amount     Municipal Bonds                                                                           Value
New York (continued)

                          New York City, New York, GO:
               $ 9,680        MERLOTS, Series A36, 1.05% due 6/01/2020 (a)(f)                                    $    9,680
                 5,000        MSTR, VRDN, SGB-36, 1.04% due 6/01/2022 (a)(f)                                          5,000
                20,000        ROCS, Series II-R-251A, 1.09% due 12/15/2019 (f)                                       20,000
                 1,025        Series D, 6.50% due 2/15/2005                                                           1,072

                          New York City, New York, GO, Refunding:
                12,235        MERLOTS, Series A32, 1.05% due 8/01/2011 (d)(f)                                        12,235
                 1,100        Series B, 6% due 8/15/2004                                                              1,119
                 1,500        Series E, 6.60% due 8/01/2004                                                           1,527
                30,000        Series G, 1.50% due 8/01/2004                                                          30,047
                 1,300        Series H, 5.40% due 8/01/2004                                                           1,319
                 6,700        VRDN, Series H, Sub-Series H-6, 0.98% due 8/01/2012 (e)(f)                              6,700
                 9,000        VRDN, Sub-Series C-3, 0.99% due 8/01/2020 (f)                                           9,000
                 2,900        VRDN, Sub-Series C-4, 1% due 8/01/2020 (f)                                              2,900

                          New York City, New York, GO, VRDN (f):
                 5,160        Series F-4, 1% due 2/15/2020                                                            5,160
                 3,850        Series J, Sub-Series J-2, 1% due 2/15/2016                                              3,850
                 2,800        Sub-Series A-3, 1% due 8/01/2031                                                        2,800
                   800        Sub-Series A-7, 1.10% due 8/01/2020                                                       800
                19,265        Sub-Series A-9, 1% due 8/01/2018                                                       19,265

                18,120    New York State Commander of General Services Revenue Bonds (People of the State
                          of New York), VRDN, 1.01% due 9/01/2021 (f)                                                18,120

                          New York State Dormitory Authority, Mental Health Services Revenue Bonds:
                27,000        Sub-Series D-2B, 1% due 2/15/2031 (d)                                                  27,000
                20,000        Sub-Series D-2G, 1% due 2/15/2031                                                      20,000
                15,000        Sub-Series D-2H, 1% due 2/15/2031                                                      15,000

                          New York State Dormitory Authority Revenue Bonds (f):
                 6,900        FLOATS, Series 894, 1.15% due 2/24/2005 (e)                                             6,900
                 7,185        MERLOTS, Series B30, 1.05% due 3/15/2027 (b)                                            7,185

                 1,145    New York State Dormitory Authority, Secured Revenue Refunding Bonds (Brookdale
                          Hospital Medical Center), VRDN, Series J, 5.50% due 2/15/2005 (d)(f)                        1,189

                          New York State Dormitory Authority, State Personal Income Tax Revenue Bonds:
                 2,610        (Education), Series A, 2% due 3/15/2005                                                 2,634
                   640        (State Facilities), Series A, 2% due 3/15/2005                                            646

                          New York State, HFA, Housing Revenue Bonds, VRDN (f):
                15,000        (Liberty Street Realty LLC), 1% due 11/01/2035                                         15,000
                 6,400        (West 33rd Street Housing), AMT, Series A, 1.01% due 11/15/2036 (c)                     6,400
                12,000        (West 43rd Street), AMT, Series A, 1.01% due 11/01/2034                                12,000
                 9,850        (West 43rd Street), AMT, Series A, 1.01% due 11/01/2034                                 9,850

                 5,000    New York State, HFA, M/F Housing Revenue Bonds, VRDN, Series A, 1.07% due
                          11/01/2028 (a)(f)                                                                           5,000

                 2,000    New York State, HFA, M/F Revenue Bonds (Kew Gardens Hills), VRDN, AMT, Series A,
                          1.05% due 5/15/2036 (f)                                                                     2,000

                          New York State, HFA, Revenue Bonds, VRDN, AMT (f):
                 6,400        (1500 Lexington Avenue Housing), Series A, 1.08% due 11/01/2034                         6,400
                28,600        (1501 Lex Associates LP), Series A, 1.05% due 5/15/2032 (c)                            28,600
                20,000        (Chelsea Apartments), Series A, 1.05% due 11/15/2036 (c)                               20,000
                12,000        (Gethsemane Apartments), Series A, 1.04% due 5/15/2033 (c)                             12,000
                21,000        (Helena Housing), Series A, 1.05% due 11/01/2036                                       21,000
                72,800        (Saxony Housing), Series A, 1.01% due 5/15/2030                                        72,800
                13,000        (Talleyrand Crescent), 1% due 5/15/2028 (c)                                            13,000
                54,400        (Tribeca), Series A, 1.05% due 11/15/2029 (c)                                          54,400
                32,600        (Tribeca Pointe LLC), Series A, 1.02% due 5/15/2029 (c)                                32,600
                10,000        (Victory Housing), Series A, 1.04% due 11/01/2033                                      10,000


CMA NEW YORK MUNICIPAL MONEY FUND, MARCH 31, 2004


Schedule of Investments (continued)                                                                          (In Thousands)

               Face
               Amount     Municipal Bonds                                                                           Value
New York (continued)

                          New York State, HFA, Service Contract Revenue Refunding Bonds, VRDN (f):
               $ 7,500        Series C, 1% due 3/15/2026                                                         $    7,500
                14,000        Series D, 1% due 3/15/2026                                                             14,000

                          New York State Local Government Assistance Corporation, Revenue Refunding Bonds,
                          Sub-Lien, VRDN (f):
                 7,650        Series A-6V, 0.98% due 4/01/2018 (d)                                                    7,650
                   400        Series A-7V, 1% due 4/01/2020 (b)                                                         400

                          New York State Power Authority, CP:
                 8,000        0.92% due 5/06/2004                                                                     8,000
                40,000        1% due 5/06/2004                                                                       40,000

                42,000    New York State Power Authority, Revenue and General Purpose Bonds, GO, VRDN, 0.95%
                          due 9/01/2004 (f)                                                                          42,000

                 4,595    New York State Thruway Authority, Highway and Bridge Trust Fund, Revenue Refunding
                          Bonds, ROCS, Series II-R-5012, 1.05% due 4/01/2019 (a)(f)                                   4,595

                 2,000    New York State Urban Development Corporation, Personal Income Tax Revenue Bonds,
                          Series D, 4.50% due 12/15/2004                                                              2,049

                          New York State Urban Development Corporation Revenue Bonds, MERLOTS (b)(f):
                 8,570        Series A01, 1.05% due 3/15/2015                                                         8,570
                 6,365        Series A25, 1.05% due 3/15/2028                                                         6,365

                 9,500    North Syracuse, New York, Central School District, RAN, 1.75% due 6/18/2004                 9,515

                 4,826    Northport-East Northport, New York, Union Free School District, GO, BAN, Series C,
                          1.75% due 4/30/2004                                                                         4,829

                 2,325    Onondaga County, New York, IDA, IDR (Peregrine International LLC Project), VRDN, AMT,
                          1.02% due 5/01/2022 (f)                                                                     2,325

                15,000    Onondaga County, New York, IDA, Solid Waste Disposal Facility Revenue Refunding Bonds
                          (Solvay Paperboard Project), VRDN, AMT, 1.12% due 7/01/2023 (f)                            15,000

                 1,850    Oswego County, New York, IDA, Civic Facility Revenue Bonds (O H Properties Inc. Project),
                          VRDN, Series A, 1.15% due 6/01/2024 (f)                                                     1,850

                 2,500    Oxford Academy and Central School District, New York, GO, Refunding, RAN, 1.50% due
                          6/18/2004                                                                                   2,503

                          Oyster Bay, New York, GO:
                10,000        Refunding, BAN, Series D, 1.50% due 8/20/2004                                          10,017
                 8,500        Series A, 2% due 1/21/2005                                                              8,558

                 3,000    Penn Yan, New York, GO, BAN, 2% due 5/20/2004                                               3,003

                 6,470    Phelps-Clifton Springs, New York, Central School District, GO, BAN, 2% due 6/18/2004        6,482

                 9,000    Phelps-Clifton Springs, New York, Central School District, GO, Refunding, BAN, 2% due
                          4/30/2004                                                                                   9,006

                 8,200    Port Authority of New York and New Jersey, CP, 0.95% due 5/03/2004                          8,200

                 8,700    Port Authority of New York and New Jersey, Special Obligation Revenue Refunding
                          Bonds (Versatile Structure Obligation), VRDN, AMT, Series 6, 1.15% due 12/01/2017 (f)       8,700

                 6,000    Port Washington, New York, Union Free School District, GO (School Reconstruction),
                          Refunding, BAN, 2% due 12/02/2004                                                           6,034

                 3,810    Putnam County, New York, IDA, Revenue Bonds (Dynacept Corporation Project), VRDN,
                          AMT, 1.08% due 1/01/2021 (f)                                                                3,810

                12,420    Ravena-Coeymans-Selkirk, New York, Central School District, GO, BAN, 1.50% due
                          6/18/2004                                                                                  12,433

                 4,000    Riverhead, New York, Central School District, GO, TAN, 1.50% due 6/30/2004                  4,005

                          Rochester, New York, GO:
                37,930        BAN, Series I, 2% due 3/03/2005                                                        38,259
                11,000        RAN, Series III, 2% due 6/30/2004                                                      11,025

                 4,000    Sayville, New York, Union Free School District, GO, TAN, 1.50% due 6/30/2004                4,005

                 5,179    Schalmont, New York, Central School District, GO, BAN, 2% due 6/16/2004                     5,189

                10,000    Schenectady, New York, City School District, GO, RAN, 1.50% due 6/30/2004                  10,009

                12,000    South Country-Brookhaven, New York, Central School District, GO, TAN, 1.50% due
                          6/22/2004                                                                                  12,013


CMA NEW YORK MUNICIPAL MONEY FUND, MARCH 31, 2004


Schedule of Investments (continued)                                                                          (In Thousands)

               Face
               Amount     Municipal Bonds                                                                           Value
New York (concluded)

                          South Jefferson, New York, Central School District, GO, BAN:
               $ 6,690        1.75% due 4/16/2004                                                                $    6,692
                15,102        2% due 4/16/2004                                                                       15,108

                 4,920    Suffolk County, New York, IDA, Solid Waste Disposal Facility, Revenue Refunding
                          Bonds, ROCS, AMT, 1.27% due 7/01/2004 (a)(f)                                                4,920

                10,875    Sullivan County, New York, GO, Refunding, BAN, 1.75% due 9/10/2004                         10,906

                          Tobacco Settlement Financing Corporation, New York, Revenue Bonds:
                 2,965        ROCS, Series II-R-2034, 1.07% due 6/01/2020 (a)(f)                                      2,965
                 8,125        ROCS, Series II-R-4508, 1.07% due 6/01/2021 (a)(f)                                      8,125
                13,235        Series A-1, 1.75% due 6/01/2004                                                        13,249

                20,000    Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Refunding
                          Bonds, VRDN, Series B, 1.03% due 1/01/2032 (a)(f)                                          20,000

                          Triborough Bridge and Tunnel Authority, New York, Revenue Bonds, (a)(f):
                16,700        MERLOTS, Series A26, 1.05% due 11/15/2028                                              16,700
                 9,540        MERLOTS, Series B28, 1.05% due 11/15/2026                                               9,540
                 2,075        ROCS, Series II-R-2013, 1.05% due 11/15/2021                                            2,075

                          Triborough Bridge and Tunnel Authority, New York, Revenue Refunding Bonds (e)(f):
                12,895        FLOATS, Series 839, 1.05% due 11/15/2019                                               12,895
                 9,980        MERLOTS, Series B03, 1.05% due 11/15/2020                                               9,980
                14,555        MERLOTS, Series B13, 1.05% due 11/15/2021                                              14,555
                14,160        PUTTERS, Series 304, 1.03% due 11/15/2018                                              14,160
                 5,350        ROCS, Series II-R-1032, 1.05% due 11/15/2021                                            5,350

                22,275    Triborough Bridge and Tunnel Authority, New York, Special Obligation Revenue Refunding
                          Bonds, VRDN, Series A, 1% due 1/01/2031 (d)(f)                                             22,275

                 1,750    Tuckahoe, New York, Union Free School District, GO, TAN, 1.50% due 6/24/2004                1,752

                 9,468    Tully, New York, Central School District, GO, BAN, Series B, 1.50% due 6/30/2004            9,478

                 6,500    Ulster County, New York, BAN, 1.75% due 6/11/2004                                           6,509

                 4,575    Utica, New York, City School District, GO, BAN, 2% due 9/24/2004                            4,589

                16,355    Utica, New York, City School District, GO, Refunding, BAN, Series C, 1.50% due
                          7/09/2004                                                                                  16,364

                10,290    Walton, New York, Central School District, GO, BAN, Series A, 2% due 6/16/2004             10,308

                 7,500    Wantagh, New York, Union Free School District, GO, TAN, 1.75% due 6/29/2004                 7,511

                 7,900    Waterloo, New York, Central School District, GO, BAN, 1.75% due 8/06/2004                   7,919

                 9,375    Watkins Glen, New York, Central School District, GO, BAN, Series A, 1.75% due 6/17/2004     9,388

                19,090    Webutuck, New York, Central School District, GO, BAN, 2% due 12/17/2004                    19,193

                 7,500    Weedsport, New York, Central School District, GO, BAN, 1.75% due 7/30/2004                  7,517

                 2,950    Weedsport, New York, Central School District, GO, Refunding, BAN, 1.50% due 6/18/2004       2,953

                 1,400    West Babylon, New York, Unified Free School District, GO, TAN, 1.50% due 6/29/2004          1,402

                50,000    Westchester County, New York, TAN, 2% due 6/30/2004                                        50,125

                 2,000    Wyandanch, New York, Union Free School District, GO, RAN, 2% due 6/29/2004                  2,004


CMA NEW YORK MUNICIPAL MONEY FUND, MARCH 31, 2004


Schedule of Investments (concluded)                                                                          (In Thousands)

               Face
               Amount     Municipal Bonds                                                                           Value
Puerto Rico--0.5%

               $ 2,400    Municipal Securities Trust Certificates, Puerto Rico, GO, VRDN, Series 2002-199,
                          Class A, 1.02% due 1/25/2016 (e)(f)                                                    $    2,400

                 3,000    Puerto Rico Commonwealth, GO, FLOATS, Series 869, 1.02% due 7/01/2021 (b)(f)                3,000

                 7,888    Puerto Rico Public Buildings Authority, Revenue Refunding Bonds, FLOATS, Series 747D,
                          1.02% due 7/01/2017 (f)(g)                                                                  7,888

                          Total Investments (Cost--$2,503,193*)--99.7%                                            2,503,193
                          Other Assets Less Liabilities--0.3%                                                         7,220
                                                                                                                 ----------
                          Net Assets--100.0%                                                                     $2,510,413
                                                                                                                 ==========

(a)AMBAC Insured.

(b)FGIC Insured.

(c)FNMA Collateralized.

(d)FSA Insured.

(e)MBIA Insured.

(f)The interest rate is subject to change periodically based upon prevailing market rates. The interest rate shown is the rate in effect at March 31, 2004.

(g)CIFG Insured.

*Cost for Federal income tax purposes.

See Notes to Financial Statements.


CMA NEW YORK MUNICIPAL MONEY FUND, MARCH 31, 2004


Statement of Assets and Liabilities

As of March 31, 2004
Assets

               Investments, at value (identified cost--$2,503,193,312)                                      $ 2,503,193,312
               Cash                                                                                               2,123,881
               Interest receivable                                                                                9,914,360
               Prepaid expenses                                                                                      20,022
                                                                                                            ---------------
               Total assets                                                                                   2,515,251,575
                                                                                                            ---------------

Liabilities

               Payables:
                  Securities purchased                                                    $     4,092,646
                  Distributor                                                                     466,388
                  Investment adviser                                                              140,851
                  Other affiliates                                                                 49,435
                  Beneficial interest redeemed                                                      1,713         4,751,033
                                                                                          ---------------
               Accrued expenses                                                                                      87,775
                                                                                                            ---------------
               Total liabilities                                                                                  4,838,808
                                                                                                            ---------------

Net Assets

               Net assets                                                                                   $ 2,510,412,767
                                                                                                            ===============

Net Assets Consist of

               Shares of beneficial interest, $.10 par value, unlimited number of shares
               authorized                                                                                   $   251,060,079
               Paid-in capital in excess of par                                                               2,259,132,476
               Undistributed realized capital gains--net                                                            220,212
                                                                                                            ---------------
               Net Assets--Equivalent to $1.00 per share based on 2,510,600,790 shares of
               beneficial interest outstanding                                                              $ 2,510,412,767
                                                                                                            ===============

See Notes to Financial Statements.


CMA NEW YORK MUNICIPAL MONEY FUND, MARCH 31, 2004


Statement of Operations

For the Year Ended March 31, 2004
Investment Income

               Interest and amortization of premium and discount earned                                     $    26,354,281

Expenses

               Investment advisory fees                                                   $    10,110,553
               Distribution fees                                                                3,053,758
               Accounting services                                                                365,238
               Transfer agent fees                                                                233,804
               Professional fees                                                                   75,082
               Custodian fees                                                                      71,412
               Printing and shareholder reports                                                    51,084
               Registration fees                                                                   41,084
               Pricing fees                                                                        25,642
               Trustees' fees and expenses                                                         23,157
               Other                                                                               41,586
                                                                                          ---------------
               Total expenses                                                                                    14,092,400
                                                                                                            ---------------
               Investment income--net                                                                            12,261,881
                                                                                                            ---------------

Realized Gain on Investments--Net

               Realized gain on investments--net                                                                    310,368
                                                                                                            ---------------
               Net Increase in Net Assets Resulting from Operations                                         $    12,572,249
                                                                                                            ===============

See Notes to Financial Statements.


CMA NEW YORK MUNICIPAL MONEY FUND, MARCH 31, 2004


Statements of Changes in Net Assets
                                                                                               For the Year Ended March 31,
Increase (Decrease) in Net Assets:                                                               2004               2003
Operations

               Investment income--net                                                     $    12,261,881   $    23,422,927
               Realized gain on investments--net                                                  310,368           140,098
                                                                                          ---------------   ---------------
               Net increase in net assets resulting from operations                            12,572,249        23,563,025
                                                                                          ---------------   ---------------

Dividends or Distributions to Shareholders

               Dividends to shareholders from investment income--net                         (12,261,881)      (23,422,927)
               Realized gain on investments--net                                                 (49,716)                --
                                                                                          ---------------   ---------------
               Net decrease in net assets resulting from dividends and distributions
               to shareholders                                                               (12,311,597)      (23,422,927)
                                                                                          ---------------   ---------------

Beneficial Interest Transactions

               Net proceeds from sale of shares                                             7,079,203,242     6,380,700,131
               Value of shares issued to shareholders in reinvestment of dividends
               and distributions                                                               12,310,412        23,422,173
                                                                                          ---------------   ---------------
                                                                                            7,091,513,654     6,404,122,304
               Cost of shares redeemed                                                    (7,109,319,325)   (6,539,337,036)
                                                                                          ---------------   ---------------
               Net decrease in net assets derived from beneficial interest transactions      (17,805,671)     (135,214,732)
                                                                                          ---------------   ---------------

Net Assets

               Total decrease in net assets                                                  (17,545,019)     (135,074,634)
               Beginning of year                                                            2,527,957,786     2,663,032,420
                                                                                          ---------------   ---------------
               End of year                                                                $ 2,510,412,767   $ 2,527,957,786
                                                                                          ===============   ===============

See Notes to Financial Statements.


CMA NEW YORK MUNICIPAL MONEY FUND, MARCH 31, 2004


Financial Highlights

The following per share data and ratios have been derived
from information provided in the financial statements.
                                                                               For the Year Ended March 31,
Increase (Decrease) in Net Asset Value:                         2004         2003         2002         2001          2000
Per Share Operating Performance

               Net asset value, beginning of year            $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
                                                             ----------   ----------   ----------   ----------   ----------
               Investment income--net                              --++          .01          .02          .03          .03
               Realized gain (loss) on investments--net            --++         --++         --++       --++++         --++
                                                             ----------   ----------   ----------   ----------   ----------
               Total from investment operations                    --++          .01          .02          .03          .03
                                                             ----------   ----------   ----------   ----------   ----------
               Less dividends and distributions:
                  Investment income--net                         --++++        (.01)        (.02)        (.03)        (.03)
                  Realized gain on investments--net              --++++           --           --           --           --
                                                             ----------   ----------   ----------   ----------   ----------
               Total dividends and distributions                 --++++        (.01)        (.02)        (.03)        (.03)
                                                             ----------   ----------   ----------   ----------   ----------
               Net asset value, end of year                  $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
                                                             ==========   ==========   ==========   ==========   ==========
               Total investment return                             .49%         .91%        1.74%        3.49%        2.86%
                                                             ==========   ==========   ==========   ==========   ==========

Ratios to Average Net Assets

               Expenses                                            .57%         .57%         .57%         .58%         .58%
                                                             ==========   ==========   ==========   ==========   ==========
               Investment income--net                              .50%         .92%        1.72%        3.42%        2.83%
                                                             ==========   ==========   ==========   ==========   ==========

Supplemental Data

               Net assets, end of year (in thousands)        $2,510,413   $2,527,958   $2,663,032   $2,523,324   $2,177,183
                                                             ==========   ==========   ==========   ==========   ==========

++Amount is less than $.01 per share.

++++Amount is less than $(.01) per share.

See Notes to Financial Statements.


CMA NEW YORK MUNICIPAL MONEY FUND, MARCH 31, 2004



Notes to Financial Statements


1. Significant Accounting Policies:
CMA New York Municipal Money Fund (the "Fund") is part of CMA Multi-State Municipal Series Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Investments are valued at amortized cost, which approximates market value. For the purpose of valuation, the maturity of a variable rate demand instrument is deemed to be the demand notice payment period. In the case of a floating rate instrument, the remaining maturity is the next coupon date on which the interest rate is to be adjusted.

(b) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(c) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income (including amortization of premium and discount) is recognized on the accrual basis.

(d) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions to shareholders--The Fund declares dividends daily and reinvests daily such dividends (net of non-resident alien tax and backup withholding tax withheld) in additional fund shares at net asset value. Dividends are declared from the total of net investment income, excluding discounts earned other than original issue discounts. Net realized capital gains, if any, are normally distributed annually after deducting prior years' loss carryforward. The Fund may distribute capital gains more frequently than annually in order to maintain the Fund's net asset value at $1.00 per share.

(f) Expenses--Certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis based upon the respective aggregate net asset value of each Fund included in the Trust.


2. Investment Advisory Agreement and Transactions with Affiliates:
The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is
Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee based upon the average daily value of the Fund's net assets, at the following annual rates: .50% of the first $500 million of average daily net assets; .425% of average daily net assets in excess of $500 million but not exceeding $1 billion; and .375% of average daily net assets in excess of $1 billion.

Pursuant to the Distribution and Shareholder Servicing Plan in compliance with Rule 12b-1 under the Investment Company Act of 1940, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S") receives a distribution fee from the Fund at the end of each month at the annual rate of .125% of average daily net assets of the Fund. The distribution fee is to compensate MLPF&S financial advisors and other directly involved branch office personnel for selling shares of the Fund and for providing direct personal services to shareholders. The distribution fee is not compensation for the administrative and operational services rendered to the Fund by MLPF&S in processing share orders and administering shareholder accounts.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

For the year ended March 31, 2004, the Fund reimbursed FAM $49,480 for certain accounting services.

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, FDS, and/or ML & Co.



CMA NEW YORK MUNICIPAL MONEY FUND, MARCH 31, 2004



Notes to Financial Statements (concluded)


3. Shares of Beneficial Interest:
The number of shares sold, reinvested and redeemed during the years corresponds to the amounts included in the Statements of Changes in Net Assets for net proceeds from sale of shares, value of shares reinvested and cost of shares redeemed, respectively, since shares are recorded at $1.00 per share.


4. Distributions to Shareholders:
The tax character of distributions paid during the fiscal years ended March 31, 2004 and March 31, 2003 was as follows:


                                       3/31/2004          3/31/2003

Distributions paid from:
   Tax-exempt income               $  12,261,881      $  23,422,927
   Ordinary income                        38,066                 --
Long-term capital gains                   11,650                 --
                                   -------------      -------------
Total distributions                $  12,311,597      $  23,422,927
                                   =============      =============


As of March 31, 2004, there were no significant differences between the book and tax components of net assets.



CMA NEW YORK MUNICIPAL MONEY FUND, MARCH 31, 2004



Independent Auditors' Report


To the Shareholders and Board of Trustees of CMA Multi-State Municipal Series Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of CMA New York Municipal Money Fund of CMA Multi-State Municipal Series Trust (the "Trust") as of March 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of CMA New York Municipal Money Fund of CMA Multi-State Municipal Series Trust as of March 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
Princeton, New Jersey
May 14, 2004



CMA NEW YORK MUNICIPAL MONEY FUND, MARCH 31, 2004


Officers and Trustees (unaudited)

                                                                                            Number of
                                                                                            Portfolios in  Other Public
                      Position(s)  Length of                                                Fund Complex   Directorships
                      Held with    Time                                                     Overseen by    Held by
Name, Address & Age   Fund         Served     Principal Occupation(s) During Past 5 Years   Trustee        Trustee
Interested Trustee

Terry K. Glenn*       President    1999 to    President of the Merrill Lynch Investment     124 Funds      None
P.O. Box 9011         and          present    Managers, L.P. ("MLIM")/Fund Asset            160 Portfolios
Princeton,            Trustee      and        Management, L.P. ("FAM")--Advised Funds
NJ 08543-9011                      1988 to    since 1999; Chairman (Americas Region) of
Age: 63                            present    MLIM from 2000 to 2002; Executive Vice
                                              President of MLIM and FAM (which terms as
                                              used herein include their corporate
                                              predecessors) from 1983 to 2002; President
                                              of FAM Distributors, Inc. ("FAMD") from
                                              1986 to 2002 and Director thereof from
                                              1991 to 2002; Executive Vice President
                                              and Director of Princeton Services, Inc.
                                              ("Princeton Services") from 1993 to 2002;
                                              President of Princeton Administrators, L.P.
                                              from 1989 to 2002; Director of Financial
                                              Data Services, Inc. since 1985.


* Mr. Glenn is a director, trustee or member of an advisory board of certain other investment companies for which MLIM or FAM acts as investment adviser. Mr. Glenn is an "interested person," as described in the Investment Company Act, of the Fund based on his former positions with MLIM, FAM, FAMD, Princeton Services and
Princeton Administrators, L.P. The Trustee's term is unlimited.
Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. As Fund President, Mr. Glenn serves at the pleasure of the Board of Trustees.



Independent Trustees*


Ronald W. Forbes      Trustee      1988 to    Professor Emeritus of Finance, School of      51 Funds       None
P.O. Box 9095                      present    Business, State University of New York at     50 Portfolios
Princeton,                                    Albany since 2000 and Professor thereof
NJ 08543-9095                                 from 1989 to 2000; International Consultant
Age: 63                                       at the Urban Institute from 1995 to 1999.


Cynthia A. Montgomery Trustee      1994 to    Professor, Harvard Business School since      51 Funds       Newell
P.O. Box 9095                      present    1989.                                         50 Portfolios  Rubbermaid, Inc.
Princeton,
NJ 08543-9095
Age: 51


Kevin A. Ryan         Trustee      1992 to    Director Emeritus of The Boston University    51 Funds       None
P.O. Box 9095                      present    Center for the Advancement of Ethics and      50 Portfolios
Princeton,                                    Character from 1989 to 1999; Professor of
NJ 08543-9095                                 Education at Boston University from 1982
Age: 71                                       to 1999 and Professor Emeritus thereof
                                              since 1999.


Roscoe S. Suddarth    Trustee      2000 to    President of Middle East Institute from       51 Funds       None
P.O. Box 9095                      present    1995 to 2001; Foreign Service Officer of      50 Portfolios
Princeton,                                    United States Foreign Service from 1961 to
NJ 08543-9095                                 1995 and Career Minister thereof from 1989
Age: 68                                       to 1995; Deputy Inspector General of U.S.
                                              Department of State from 1991 to 1994; U.S.
                                              Ambassador to the Hashemite Kingdom of
                                              Jordan from 1987 to 1990.


Richard R. West       Trustee      1988 to    Professor of Finance, New York University,    51 Funds       Bowne & Co.,
P.O. Box 9095                      present    Leonard N. Stern School of Business           50 Portfolios  Inc.; Vornado
Princeton,                                    Administration from 1982 to 1994 and                         Operating
NJ 08543-9095                                 Dean Emeritus thereof since 1994.                            Company;
Age: 66                                                                                                    Vornado Realty
                                                                                                           Trust and
                                                                                                           Alexander's, Inc.


CMA NEW YORK MUNICIPAL MONEY FUND, MARCH 31, 2004


Officers and Trustees (unaudited) (concluded)

                                                                                            Number of
                                                                                            Portfolios in  Other Public
                      Position(s)  Length of                                                Fund Complex   Directorships
                      Held with    Time                                                     Overseen by    Held by
Name, Address & Age   Fund         Served     Principal Occupation(s) During Past 5 Years   Trustee        Trustee
Independent Trustees* (concluded)

Edward D. Zinbarg     Trustee      2000 to    Self-employed financial consultant since      51 Funds       None
P.O. Box 9095                      present    1994; Executive Vice President of The         50 Portfolios
Princeton,                                    Prudential Insurance Company of America
NJ 08543-9095                                 from 1988 to 1994; Former Director of
Age: 69                                       Prudential Reinsurance Company and former
                                              Trustee of The Prudential Foundation.


* The Trustee's term is unlimited. Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.



                      Position(s)  Length of
                      Held with    Time
Name, Address & Age   Fund         Served*    Principal Occupation(s) During Past 5 Years
Fund Officers

Donald C. Burke       Vice         1993 to    First Vice President of MLIM and FAM since 1997 and Treasurer thereof since
P.O. Box 9011         President    present    1999; Senior Vice President and Treasurer of Princeton Services since 1999;
Princeton,            and          and        Vice President of FAMD since 1999; Director of MLIM Taxation since 1990.
NJ 08543-9011         Treasurer    1999 to
Age: 43                            present


Kenneth A. Jacob      Senior       2002 to    Managing Director of MLIM since 2000; Director (Tax-Exempt Fund Management)
P.O. Box 9011         Vice         present    of MLIM from 1997 to 2000.
Princeton,            President
NJ 08543-9011
Age: 53


John M. Loffredo      Senior       2002 to    Managing Director of MLIM since 2000; Director (Tax-Exempt Fund Management)
P.O. Box 9011         Vice         present    of MLIM from 1998 to 2000.
Princeton,            President
NJ 08543-9011
Age: 40


Edward J. Andrews     Vice         1993 to    Director (Tax-Exempt Fund Management) of MLIM since 2000; Vice President
P.O. Box 9011         President    present    of MLIM from 1991 to 2000.
Princeton,
NJ 08543-9011
Age: 43


Phillip S. Gillespie  Secretary    2000 to    First Vice President of MLIM since 2001; Director (Legal Advisory) from 2000
P.O. Box 9011                      present    to 2001; Vice President from 1999 to 2000; Attorney associated with MLIM
Princeton,                                    since 1998.
NJ 08543-9011
Age: 40


* Officers of the Fund serve at the pleasure of the Board of Trustees.


Further information about the Fund's Officers and Trustees is available in the Fund's Statement of Additional Information, which can be obtained without charge by calling 1-800-MER-FUND.



Custodian
State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101


Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-221-7210**

**For inquiries regarding your CMA account, call 800-CMA-INFO or 800-262-4363.



Charles C. Reilly, Trustee of CMA New York Municipal Money Fund, has recently retired. The Fund's Board of Trustees wishes Mr. Reilly well in his retirement.



CMA NEW YORK MUNICIPAL MONEY FUND, MARCH 31, 2004



Item 2 - Code of Ethics - The registrant has adopted a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge upon request by calling toll-free 1-800-MER-FUND (1-800-637-3863).

Item 3 - Audit Committee Financial Expert - The registrant's board of directors has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent: (1) Ronald W. Forbes, (2) Richard R. West, and (3)
Edward D. Zinbarg.

Item 4 - Principal Accountant Fees and Services

(a) Audit Fees -         Fiscal Year Ending March 31, 2004 - $33,200
                         Fiscal Year Ending March 31, 2003 - $35,164

(b) Audit-Related Fees - Fiscal Year Ending March 31, 2004 - $0
                         Fiscal Year Ending March 31, 2003 - $0

(c) Tax Fees -           Fiscal Year Ending March 31, 2004 - $5,200
                         Fiscal Year Ending March 31, 2003 - $4,800

The nature of the services include tax compliance, tax advice and tax planning.

(d) All Other Fees -     Fiscal Year Ending March 31, 2004 - $0
                         Fiscal Year Ending March 31, 2003 - $0

(e)(1) The registrant's audit committee (the "Committee") has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant's affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis ("general pre-approval"). However, such services will only be deemed pre-approved provided that any individual project does not exceed $5,000 attributable to the registrant or $50,000 for the project as a whole. Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.

(e)(2)  0%

(f) Not Applicable

(g) Fiscal Year Ending March 31, 2004 - $16,708,160
    Fiscal Year Ending March 31, 2003 - $17,378,427

(h) The registrant's audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Regulation S-X Rule 2-01(c)(7)(ii) - $541,640, 0%

Item 5 - Audit Committee of Listed Registrants - Not Applicable

Item 6 - Schedule of Investments - Not Applicable

Item 7 - Disclosure of Proxy Voting Policies and Procedures for
Closed-End Management Investment Companies - Not Applicable

Item 8 - Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers - Not Applicable

Item 9 - Submission of Matters to a Vote of Security Holders - Not
Applicable

Item 10 - Controls and Procedures

10(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

10(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11 - Exhibits attached hereto

11(a)(1) - Code of Ethics - See Item 2

11(a)(2) - Certifications - Attached hereto

11(a)(3) - Not Applicable

11(b) - Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


CMA New York Municipal Money Fund of CMA Multi-State Municipal
Series Trust


By:    _/s/ Terry K. Glenn_______
       Terry K. Glenn,
       President of
       CMA New York Municipal Money Fund of
       CMA Multi-State Municipal Series Trust


Date: May 21, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    _/s/ Terry K. Glenn_______
       Terry K. Glenn,
       President of
       CMA New York Municipal Money Fund of
       CMA Multi-State Municipal Series Trust


Date: May 21, 2004


By:    _/s/ Donald C. Burke________
       Donald C. Burke,
       Chief Financial Officer of
       CMA New York Municipal Money Fund of
       CMA Multi-State Municipal Series Trust


Date: May 21, 2004